--------------------------------------------------------------------------------
Semiannual Report - Financial Statements
--------------------------------------------------------------------------------


T. ROWE PRICE


                          TAX-EFFICIENT
                          MULTI-CAP
                          GROWTH FUND
                          ---------------
                          AUGUST 31, 2001
                          ---------------

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited


--------------------
FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                                        6 Months      12/29/00
                                                           Ended       Through
                                                         8/31/01       2/28/01
NET ASSET VALUE
Beginning of period                                   $     9.25     $   10.00
Investment activities
   Net investment income (loss)                            (0.04)        (0.01)*
   Net realized and
   unrealized gain (loss)                                  (0.62)        (0.74)
                                                      --------------------------
   Total from investment activities                        (0.66)        (0.75)
                                                      --------------------------

NET ASSET VALUE
End of period                                         $     8.59     $    9.25
                                                      --------------------------


Ratios/Supplemental Data
Total return(.)                                           (7.14%)       (7.50%)*
Ratio of total expenses to
average net assets                                         1.25%+        1.25%*+
Ratio of net investment
income (loss) to average
net assets                                                 (0.84%)+    (0.60)%*+
Portfolio turnover rate                                    22.1%+        10.4%+
Net assets, end of period
(in thousands)                                        $    16,847    $  14,253

(.) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 2/28/01.
+   Annualized

The accompanying notes are an integral part of these financial statements.

2
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T.ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 2001

-----------------------
STATEMENT OF NET ASSETS                               Shares             Value
--------------------------------------------------------------------------------
                                                                  In thousands
   COMMON STOCKS 99.8%

   FINANCIAL 16.9%
   Life & Health Insurance 0.4%
   AFLAC                                               2,500        $       69
                                                                    ------------
                                                                            69
                                                                    ------------
   Financial Services 4.1%
   Arthur J. Gallagher                                 2,500                66
   BISYS Group *                                       1,600                93
   Brown and Brown                                     1,700                75
   Capital One Financial                               1,000                56
   Certegy *                                           1,100                38
   Choicepoint *                                       1,950                78
   Concord EFS *(S)                                    3,000               157
   Providian Financial                                 1,400                55
   Security Capital Group (Class B) *                  3,200                66
                                                                    ------------
                                                                           684
                                                                    ------------
   Property & Casualty Insurance 3.0%
   AMBAC                                               1,600                95
   MBIA                                                1,550                84
   MGIC Investment                                     1,300                91
   PMI                                                 1,200                78
   Radian                                              2,200                88
   Triad Guaranty *                                    2,100                75
                                                                    ------------
                                                                           511
                                                                    ------------
   Securities & Asset Management 6.2%
   A.G. Edwards                                        1,200                49
   AMVESCAP ADR                                        3,000                87
   Eaton Vance                                         3,600               119
   Federated Investors (Class B)                       2,500                71
   Franklin Resources                                  3,500               144
   Investment Technology Group *                       2,000               116
   LaBranche & Co.                                     3,000                79
   Legg Mason                                          1,700                76
   Raymond James Financial                             2,000                57
   SEI                                                 2,200                90

3
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T.ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
-----------------------------------------------------------------------------


                                                    Shares            Value
-----------------------------------------------------------------------------
                                                               In thousands

Stilwell Financial                                   3,200      $        91
Waddell & Reed Financial (Class A)                   2,400               75
                                                                -------------
                                                                      1,054
                                                                -------------
Banks 3.2%
City National                                        1,600               75
Community First Bankshares                           2,800               68
Investor's Financial Services                          700               45
Northern Trust                                       1,400               79
Silicon Valley Bancshares *                          5,100              114
State Street                                         1,800               87
Synovus Financial                                    2,500               77
                                                                -------------
                                                                        545
                                                                -------------
Total Financial                                                       2,863
                                                                -------------

CONSUMER NONDURABLES 2.5%
Food 1.3%
Sysco                                                2,200               62
Tootsie Roll Industries                              1,942               77
Wrigley                                              1,600               80
                                                                -------------
                                                                        219
                                                                -------------
Apparel & Textiles 1.2%
Gucci Group                                          1,200               94
NIKE (Class B)                                       2,200              110
                                                                -------------
                                                                        204
                                                                -------------
Total Consumer Nondurables                                              423
                                                                -------------

RETAIL 7.3%
Department Stores 0.9%
Family Dollar Stores                                 4,800              144
                                                                -------------
                                                                        144
                                                                -------------
Specialty Retail 5.2%
Bed Bath & Beyond *                                  2,300               66
CDW Computer Centers *                               1,400               57
Costco Wholesale *                                   1,700               64
CVS                                                  1,600               58
Dollar General                                       7,800              134
Dollar Tree Stores *                                 5,600              133

T.ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
-----------------------------------------------------------------------------


                                                    Shares            Value
-----------------------------------------------------------------------------
                                                               In thousands

Insight Enterprises *                                2,300      $        43
Staples *                                            3,500               53
Tiffany                                              5,200              162
Williams-Sonoma *                                    3,200              102
                                                                -------------
                                                                        872
                                                                -------------
Clothing Stores 1.2%
Men's Wearhouse *                                    1,900               48
Ross Stores                                          3,200               93
TJX                                                  1,900               67
                                                                -------------
                                                                        208
                                                                -------------
Total Retail                                                          1,224
                                                                -------------

TECHNOLOGY 30.2%
Communications Equipment 0.3%
Comverse Technology *                                  900               23
Plantronics *                                          200                4
Scientific-Atlanta                                   1,100               22
                                                                -------------
                                                                         49
                                                                -------------
Miscellaneous Computer Hardware 0.8%
Finisar *                                              900                9
MIPS Technologies *                                  2,600               22
Network Appliance *                                    500                6
RSA Security *                                       2,000               38
Symbol Technologies                                  4,150               56
                                                                -------------
                                                                        131
                                                                -------------
Computer Software 7.3%
Adobe Systems                                        2,600               87
BEA Systems *                                        4,500               73
BMC Software *                                       3,200               51
Cadence Design Systems *                             3,600               79
Computer Associates                                  2,400               75
Electronic Arts *                                    1,200               69
Informatica *                                        1,400               11
Intuit *                                             4,000              151
Mercury Interactive *                                2,200               59
Micromuse *                                            400                5
National Instruments *                               1,400               44

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
-------------------------------------------------------------------------------


                                                     Shares             Value
-------------------------------------------------------------------------------
                                                                 In thousands

NetIQ *                                                3,359    $         108
Peregrine Systems *                                    2,800               73
Sabre Group *                                          2,600              110
Siebel Systems *                                       3,000               65
Symantec *                                             1,700               73
Synopsys *                                             1,300               60
Wind River Systems *(S)                                1,900               29
                                                                ---------------
                                                                        1,222
                                                                ---------------
Information Services 2.9%
Affiliated Computer Services (Class A) *                 900               74
BARRA *                                                1,600               78
CNET Networks *                                          200                2
DST Systems *                                          2,300              110
Factset Research Systems                               2,100               53
FIserv *                                               1,200               65
Keane *                                                3,000               51
SunGard Data Systems *                                 2,300               54
                                                                ---------------
                                                                          487
                                                                ---------------
Computer Communications Equipment 0.4%
Brocade Communications Systems *                       2,900               70
                                                                ---------------
                                                                           70
                                                                ---------------
Semiconductor Capital Equipment 1.2%
ASM Lithography *                                      2,100               38
Lam Research *                                         2,500               71
Novellus Systems *                                     1,900               84
                                                                ---------------
                                                                          193
                                                                ---------------
Semiconductor 9.2%
Altera *                                               4,300              122
Analog Devices *                                       2,700              129
Applied Micro Circuits *                               3,500               50
Broadcom *                                             2,100               68
Cree Research *                                        1,000               21
KLA-Tencor *                                           2,200              108
Lattice Semiconductor *                                3,300               77
Linear Technology                                      2,500              103
Maxim Integrated Products *                            3,763              174
Micrel *                                               2,700               83
Microchip Technology *                                 1,900               68

T.ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                  Shares             Value
--------------------------------------------------------------------------------
                                                              In thousands

National Semiconductor *                            2,700       $       89
NVIDIA *                                              900               76
PMC-Sierra *                                          500               15
QLogic *                                            1,100               33
RF Micro Devices *                                  2,100               54
Semtech *                                           2,600               97
TriQuint Semiconductor *                            2,876               61
Vitesse Semiconductor *                               900               13
Xilinx *                                            2,900              113
                                                                ----------------
                                                                     1,554
                                                                ----------------
Electronic Equipment 5.3%
Cabot Microelectronics *                              900               63
Celestica *(S)                                      1,100               40
Cognex *                                            2,800               77
Danaher                                             1,100               61
Dionex *                                            1,400               42
Dover                                               2,400               86
Flextronics *                                       4,200               92
Jabil Circuit *                                     1,700               39
JDS Uniphase *                                      2,300               16
Littelfuse *(S)                                     2,300               62
Mettler Toledo *                                    1,200               55
Roper Industries                                    1,800               74
Sanmina *                                           2,200               40
SCI Systems *                                       1,900               47
Solectron *                                         2,300               31
Teradyne *                                          2,200               72
                                                                ----------------
                                                                       897
                                                                ----------------
Internet 2.8%
Check Point Software Technologies *(S)              1,700               55
e-Bay *                                             1,500               84
HomeStore.com *(S)                                  1,700               28
Internet Security Systems *                         1,100               17
Interwoven *                                          200                2
Liberate Technologies *                             1,000               14
Macromedia *                                        2,500               35
Netegrity *                                         2,000               35
Openwave Systems *                                  2,600               42

T.ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                    Shares             Value
--------------------------------------------------------------------------------
                                                                In thousands

VeriSign *(S)                                        3,200       $       131
webmethods *                                         3,000                36
                                                                 -----------
                                                                         479
                                                                 -----------
Total Technology                                                       5,082
                                                                 -----------

BASIC MATERIALS 2.2%

Chemicals 2.2%
Avery Dennison                                       1,100                57
Ecolab                                               3,300               132
Sealed Air *(S)                                      1,600                64
Valspar                                              3,000               112
                                                                 -----------
Total Basic Materials                                                    365
                                                                 -----------

CONSUMER DISCRETIONARY 8.5%

Restaurants 0.7%
Starbucks *                                          6,900               116
                                                                 -----------
                                                                         116
                                                                 -----------

Entertainment 0.4%

Carnival (Class A)                                   1,900                59
                                                                 -----------
                                                                          59
                                                                 -----------
Publishing 0.9%

McGraw-Hill                                          1,900               113
Meredith                                             1,400                45
                                                                 -----------
                                                                         158
                                                                 -----------

Media 5.1%

Emmis Broadcasting (Class A) *                       2,700                65
Entercom Communications *                            2,300                96
Gemstar TV Guide *                                   3,000                89
Hispanic Broadcasting *                              3,500                72
Radio One (Class D) *(S)                             7,100               109
Regent Communications *                              9,400                74
Salem Communications *                               3,500                73
Univision Communications *                           3,400               101
USA Networks *                                       4,400               102
Westwood One *                                       2,700                77
                                                                 -----------
                                                                         858
                                                                 -----------
8

T.ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                   Shares          Value
--------------------------------------------------------------------------------
                                                            In thousands

Leisure 1.0%

Harley-Davidson                                     2,000     $       97
Mattel                                              3,800             69
                                                              ----------
                                                                     166
                                                              ----------
Hotels 0.4%

Marriott (Class A)                                  1,700             75
                                                              ----------
                                                                      75
                                                              ----------
Total Consumer Discretionary                                       1,432
                                                              ----------

INDUSTRIAL 2.0%

Heavy Electrical Equipment 0.6%

Molex (Class A)                                     2,200             58
Newport                                             1,200             22
Technitrol                                          1,000             25
                                                              ----------
                                                                     105
                                                              ----------
Industrial Parts 1.4%
CUNO *                                              1,800             48
Donaldson                                           2,300             69
IDEX                                                1,800             64
Kaydon                                              2,400             57
                                                              ----------
                                                                     238
                                                              ----------
Total Industrial                                                     343
                                                              ----------

HEALTH CARE 13.7%

Drugs 7.9%

Abgenix *                                           1,300             39
Allergan                                            1,000             72
Applera-Applied Biosystems                            900             23
Applera-Celera Genomi *                             1,300             35
Cephalon *                                          1,100             65
Elan ADR *(S)                                       1,100             57
Forest Laboratories *                                 300             22
Genzyme *                                           1,000             57
Gilead Sciences *                                   2,000            121
Human Genome Sciences *                               900             40
IDEC Pharmaceuticals *                              1,200             71
Immunex *                                           1,400             24

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                  Shares            Value
--------------------------------------------------------------------------------
                                                             In thousands

Incyte Genomics *                                  3,700     $         65
Invitrogen *                                       2,000              136
Medarex *                                          2,200               42
MedImmune *                                        1,400               56
Millennium Pharmaceuticals *                       1,300               36
Millipore                                          1,400               89
Protein Design Labs *                              1,000               59
QLT *                                              1,800               35
Shire Pharmaceuticals ADR *                        1,600               69
Techne *                                           2,000               63
Vertex Pharmaceuticals *                           1,488               55
                                                             ------------
                                                                    1,331
                                                             ------------
Medical Products 3.1%

ArthroCare *                                       3,200               96
Biomet *                                           2,250               62
Cytyc *                                            2,500               61
Guidant *                                          3,600              130
ResMed *                                           1,400               77
Stryker                                            1,500               82
Waters Corporation *                                 700               23
                                                             ------------
                                                                      531
                                                             ------------
Medical Providers & Services 2.7%

Express Scripts (Class A) *                        2,000              107
Laboratory Corporation of America *                  900               70
Lincare *                                          2,400               68
Quest Diagnostics *                                1,200               75
Wellpoint Health Networks *                        1,200              128
                                                             ------------
                                                                      448
                                                             ------------
Total Health Care                                                   2,310
                                                             ------------
TRANSPORTATION 1.9%

Trucking, Shipping, Air Freight 1.9%
C.H. Robinson Worldwide                            2,600              81
Expeditors International of Washington             1,900              97
Iron Mountain *                                    2,400             102
UTi Worldwide *                                    2,700              45
                                                             ------------
Total Transportation                                                 325
                                                             ------------

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                  Shares                 Value
--------------------------------------------------------------------------------
                                                                  In thousands
BUSINESS SERVICES 12.7%

Business Services 3.6%
Equifax                                           3,000           $        78
F. Y. I. *                                        2,000                    77
IMS Health                                        4,100                   109
Moody's                                           3,800                   131
Paychex                                           2,900                   108
Symyx Technologies *                              2,200                    40
Viad                                              2,100                    55
                                                                  -----------
                                                                          598
                                                                  -----------
Industrial Services 4.4%

Apollo Group (Class A) *                          2,600                   102
Cintas                                            3,400                   158
Devry *                                           3,400                   112
Education Management *                            1,900                    72
ITT Educational Services *                        1,900                    63
Manpower                                          3,200                    99
Robert Half *                                     5,500                   137
                                                                  -----------
                                                                          743
                                                                  -----------
Advertising 4.7%
Catalina Marketing *                              2,300                    76
Harte-Hanks                                       2,600                    62
Interpublic Group                                 3,624                    98
Lamar Advertising *(S)                            2,500                    80
Omnicom                                           1,500                   117
TMP Worldwide *(S)                                3,600                   161
Valassis Communications *                         2,100                    74
WPP Group                                         2,700                   134
                                                                  -----------
                                                                          802
                                                                  -----------
Total Business Services                                                 2,143
                                                                  -----------
DURABLE GOODS 1.0%

Construction & Real Property 1.0%
Insituform Technologies (Class A) *               1,800                    52
Jones Lang Lasalle *                              4,200                    63
Trammell Crow *                                   5,000                    49
                                                                  -----------
Total Durable Goods                                                       164
                                                                  -----------
11

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares          Value
--------------------------------------------------------------------------------
                                                               In thousands
TELECOMMUNICATIONS 0.5%

Wireless Telecommunications 0.5%
Western Wireless *                                   2,700      $        83
                                                                -----------
Total Electronic Technology                                              83
                                                                -----------
UTILITIES 0.4%

Electrical Utilities 0.4%

Calpine *(S)                                         2,000               66
                                                                -----------
Total Utilities                                                          66
                                                                -----------
Total Common Stocks (Cost $17,221)                                   16,823
                                                                -----------
SHORT-TERM INVESTMENTS 0.6%

Money Market Funds 0.6%

T. Rowe Price Reserve Investment Fund, 3.98% #      94,662               95
                                                                -----------
Total Short-Term Investments (Cost $95)                                  95
                                                                -----------

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands
Total Investments in Securities
100.4% of Net Assets (Cost $17,316)                                  $ 16,918

Other Assets Less Liabilities                                             (71)
                                                                     --------
NET ASSETS                                                           $ 16,847
                                                                     --------
Net Assets Consist of:

Accumulated net investment income - net of distributions             $    (66)

Accumulated net realized gain/loss - net of distributions              (1,895)

Net unrealized gain (loss)                                               (398)

Paid-in-capital applicable to 1,960,386 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of
the Corporation authorized                                             19,206
                                                                     --------
NET ASSETS                                                           $ 16,847
                                                                     --------

NET ASSET VALUE PER SHARE                                            $   8.59
                                                                     --------

  #  Seven-day yield
  *  Non-income producing
(S) All or portion of this security is on loan at August 31, 2001 - See Note 2. ADR American Depository Receipt

The accompanying notes are an integral part of these financial statements.

13
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T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited

-----------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
In thousands
                                                                       6 Months
                                                                          Ended
                                                                        8/31/01
Investment Income (Loss)
Income
  Dividend                                                          $       24
  Securities Lending                                                         6
  Interest                                                                   4
                                                                    ----------
  Total income                                                              34
                                                                    ----------
Expenses
  Custody and accounting                                                    54
  Shareholder servicing                                                     24
  Registration                                                              10
  Legal and audit                                                            9
  Directors                                                                  3
  Prospectus and shareholder reports                                         2
  Organization                                                               1
  Miscellaneous                                                              1
                                                                    ----------
  Total expenses                                                           104
                                                                    ----------
Net investment income (loss)                                               (70)
                                                                    ----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on securities                                (1,753)
  Change in net unrealized gain or loss on securities                      635
                                                                    ----------
  Net realized and unrealized gain (loss)                               (1,118)
                                                                    ----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $   (1,188)
                                                                    ----------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                          6 Months         Year
                                                             Ended        Ended
                                                           8/31/01      2/28/01
  Increase (Decrease) in Net Assets
  Operations
     Net investment income (loss)                        $    (70)     $    (13)
     Net realized gain (loss)                              (1,753)         (142)
     Change in net unrealized gain or loss                    635        (1,033)
                                                         ----------------------
     Increase (decrease) in net assets from operations     (1,188)       (1,188)
                                                         ----------------------
  Capital share transactions *
     Shares sold                                            4,388        15,515
     Shares redeemed                                         (608)          (74)
     Redemption fees received                                   2             -
                                                         ----------------------
     Increase (decrease) in net assets from capital
     share transactions                                     3,782        15,441
                                                         ----------------------
  Net Assets
  Increase (decrease) during period                         2,594        14,253
  Beginning of period                                      14,253             -
                                                         ----------------------
  End of period                                          $ 16,847     $  14,253
                                                         ----------------------
* Share information
     Shares sold                                              485         1,548
     Shares redeemed                                          (66)           (7)
                                                         ----------------------
     Increase (decrease) in shares outstanding                419         1,541


The accompanying notes are an integral part of these financial statements.

15
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T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                      August 31, 2001

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The T. Rowe Price Tax-Efficient Multi-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company and commenced operations on December 29, 2000. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Redemption Fees The fund assesses a 1% fee on redemptions of fund shares held less than 2 years. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles.

16
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T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2001, the value of the fund's loaned securities was $487,000; aggregate collateral consisted of $506,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $5,507,000 and $1,727,000, respectively, for the six months ended August 31, 2001.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income.

At August 31, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $17,316,000. Net unrealized loss aggregated $398,000 at period end, of which $1,361,000 related to appreciated investments and $1,759,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
--------------------------------------------------------------------------------

management fee, of which $5,000 was payable at August 31, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At August 31, 2001, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through February 28, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 1.25%. Thereafter, through February 29, 2004, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.25%. Pursuant to this agreement, $56,000 of management fees were not accrued by the fund for the six months ended August 31, 2001. At August 31, 2001, unaccrued fees and other expenses in the amount of $96,000 remain subject to reimbursement by the fund through February 29, 2004.

In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $54,000 for the six months ended August 31, 2001, of which $9,000 was payable at period end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended August 31, 2001, totaled $4,000 and are reflected as interest income in the accompanying Statement of Operations.


18
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T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES

Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, Diversifying Overseas:
A Guide to International Investing, Personal Strategy Planner, Retirement Readiness Guide, and Retirement Planning Kit.

*T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services,
 Inc., Member NASD/SIPC.

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

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
    Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money

INTERNATIONAL/GLOBAL
FUNDS

Stock
Emerging Europe &
   Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITIES

Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
   Portfolio
Prime Reserve Portfolio

Money Funds (cont.)
Summit Municipal
   Money Market
Tax-Exempt Money



*    Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity (Form V6021) and the T. Rowe Price No-Load Immediate Variable Annuity (Form V6027) are issued by Security Benefit Life Insurance Company. In New York, the T. Rowe Price No-Load Variable Annuity is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY [FSB201 (11-96)]. These Variable Annuity contracts have limitations. The T. Rowe Price No-Load Immediate Variable Annuity may not be available in all states.

The T. Rowe Price No-Load Variable Annuity and the T. Rowe Price No-Load Immediate Variable Annuity are distributed by T. Rowe Price Investment Services, Inc., T. Rowe Price Insurance Agency, Inc., and T. Rowe Price Insurance Agency of Texas, Inc. The underlying portfolios are managed by T. Rowe Price (T. Rowe Price International for the International Stock Portfolio). The Security Benefit Group of companies and the T. Rowe Price companies are not affiliated.

T. ROWE PRICE ADVISORY SERVICES AND RETIREMENT RESOURCES
--------------------------------------------------------------------------------

ADVISORY SERVICES, RETIREMENT RESOURCES

T. Rowe Price has developed unique advisory services and retirement resources that can help you meet the most difficult personal financial challenges. Our broad array of retirement plans is suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services, and our educational materials and self-help planning guides are recognized as among the industry's best. For information or to request literature, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

ADVISORY SERVICES*

T. Rowe Price(R) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

Investment Checkup/SM/ offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

T. Rowe Price Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

RETIREMENT INFORMATION

Planning and Informational Guides     Insights Reports

Minimum Required Distributions Guide  The Challenge of Preparing for Retirement
Retirement Planning Kit               Financial Planning After Retirement
Retirement Readiness Guide            The Roth IRA: A Review
Tax Considerations for Investors


*These are services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are fees associated with these services.

T. ROWE PRICE INSIGHTS REPORTS
--------------------------------------------------------------------------------

THE FUNDAMENTALS OF INVESTING

Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660. T. Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.

INSIGHTS REPORTS

General Information
The ABCs of Giving
Back to Basics: The ABCs of Investing
The Challenge of Preparing for
  Retirement
Financial Planning After Retirement
Getting Started: Investing With Mutual
  Funds
The Roth IRA: A Review
Tax Information for Mutual Fund
  Investors

Investment Strategies
Conservative Stock Investing
Dollar Cost Averaging
Equity Index Investing
Growth Stock Investing
Investing for Higher Yield
Managing Risk Through Diversification
The Power of Compounding
Value Investing

Types of Securities
The Basics of International Stock
  Investing
The Basics of Tax-Free Investing
The Fundamentals of Fixed-Income
  Investing
Global Bond Investing
Investing in Common Stocks
Investing in Emerging Growth Stocks
Investing in Financial Services Stocks
Investing in Health Care Stocks
Investing in High-Yield Municipal
   Bonds
Investing in Industry-Focused Stock
   Funds
Investing in Money Market Securities
Investing in Mortgage-Backed Securities
Investing in Natural Resource Stocks
Investing in Science and Technology
   Stocks
Investing in Small-Company Stocks
Understanding Derivatives
Understanding High-Yield "Junk"
   Bonds

Brokerage Insights
Combining Individual Securities With
   Mutual Funds
Getting Started: An Introduction to
   Individual Securities
What You Should Know About Bonds
What You Should Know About Margin
   and Short-Selling
What You Should Know About Options
What You Should Know About Stocks

T. ROWE PRICE BROKERAGE
--------------------------------------------------------------------------------

BROKERAGE SERVICES
T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

Internet and Automated Services You can enter trades, access quotes, and review account information 24 hours a day, seven days a week, by telephone or computer. We offer a flat-rate commission of $19.95 on stock trades placed through our online Account Access-Brokerage service.*

Research Services To help you make informed investment decisions, we offer access to research. You can research your investments using our Online Research & News Service, provided by Thomson Investors Network, which includes company profiles, intraday and 12-month interactive charting, and analysts' ratings and earnings estimates.

Dividend Reinvestment Service This service helps keep more of your money working for you. Cash dividends from your eligible securities will be invested automatically in additional shares of the same company, free of charge. Most stocks listed on national securities exchanges or Nasdaq are eligible for this service.

*$19.95 per trade for up to 1,000 shares plus an additional $.02 for each share over 1,000 shares. Visit our Web site for a complete commission schedule or call for rates on representative-assisted and other non-Internet trades.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access(R) 1-800-638-2587
By account Access on the Internet
www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Investor Centers:
For directions, call 1-800-225-5132 or visit our Web site at www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street

Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Chicago Area
1900 Spring Road, Suite 104
Oak Brook

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New Jersey/New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard, Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C., Area
Downtown
900 17th Street N.W.
Farragut Square

Tysons Corner
1600 Tysons Boulevard
Suite 150

[LOGO] T. ROWE PRICE

T. Rowe Price Investment Services, Inc., Distributor.       F136-051 8/31/01 D